Leases - Right-of-Use Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Balance at beginning of period	kr 33,300
Depreciation	12,913	kr 34,433	kr 2,823
Balance at end of period	24,452	33,300
Research and Development Expenses [Member]
Leases
Depreciation on right of use assets	1,073	997	165
Marketing and Selling Expenses [Member]
Leases
Depreciation on right of use assets	3,743	1,522
Administrative expenses
Leases
Depreciation on right of use assets	5,991	3,192	2,621
Cost at closing balance
Leases
Balance at beginning of period	37,198	9,595
Additional agreements		34,944
Revaluation agreements	(474)
Termination of agreement		(7,625)
Exchange differences	3,485	284
Balance at end of period	40,209	37,198	9,595
Depreciation
Leases
Balance at beginning of period	(3,898)	(4,351)
Revaluation agreements	47
Depreciation	(10,807)	(5,711)
Termination of agreement		6,456
Exchange differences	(1,099)	(292)
Balance at end of period	kr (15,757)	kr (3,898)	kr (4,351)